UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 13, 2016 to June 10, 2016

Commission File Number of issuing entity: 333-172143-01

Central Index Key Number of issuing entity: 0001527531

DBUBS 2011-LC3 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172143

Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468

Ladder Capital Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542046

Starwood Property Mortgage Sub-2-A, L.L.C.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542290

Starwood Property Mortgage Sub-3, L.L.C.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542291

Starwood Property Mortgage Sub-4, L.L.C.

(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3847613
38-3847614
38-3847615
38-6988397

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On July 8, 2016 a revision was made to the June 10, 2016 distribution which was made to the holders of DBUBS 2011-LC3 Mortgage Trust.  The distribution report was revised because the payment status of loan #2 was updated.

The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the DBUBS 2011-LC3 Mortgage Trust expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on June 10, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	35	1,126,123,903.39
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	35	1,126,123,903.39

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by DBUBS 2011-LC3 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 13, 2016 to June 10, 2016.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

UBS Real Estate Securities Inc. ("UBSRESI"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 13, 2016. The CIK number of UBSRESI is 0001541886.

Ladder Capital Finance LLC ("Ladder"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2016. The CIK number of Ladder is 0001541468.

Starwood Property Mortgage Sub-2-A, L.L.C. ("Starwood Sub-2-A"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 5, 2016. The CIK number of Starwood Sub-2-A is 0001542046.

Starwood Property Mortgage Sub-3, L.L.C. ("Starwood Sub-3 "), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 5, 2016. The CIK number of Starwood Sub-3 is 0001542290.

Starwood Property Mortgage Sub-4, L.L.C. ("Starwood Sub-4 "), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 5, 2016. The CIK number of Starwood Sub-4 is 0001542291.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Three Allen Center mortgage loan, which constituted a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 26, 2011 for DBUBS 2011-LC3 Mortgage Trust, was repaid in full during the current distribution period.  Therefore, net operating income is not included in this Report on Form 10-D.

The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 26, 2011 for DBUBS 2011-LC3 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $1,979,727.00 for the period from January 1, 2016 through March 31, 2016.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Amended monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the June 10, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/ Helaine M. Kaplan

Helaine M. Kaplan, President

Date: July 25, 2016

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date: July 25, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Amended monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the June 10, 2016 distribution.